Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
17.	Provisions

	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Total

As of January 1, 2018	Ps.	41,324	1,158	-	42,482

Increases		247,282	56,854	30,704	334,840
Payments		(252,801)	(56,054)	(29,481)	(338,336)

As of December 31, 2018	Ps.	35,805	1,958	1,223	38,986

Increases		345,148	90,843	2,026	438,017
Payments		(348,174)	(79,445)	(2,695)	(430,314)

As of December 31, 2019	Ps.	32,779	13,356	554	46,689

Commissions, promotions and other

Commissions, promotions and other includes commissions payable to the sales force for the last week of the year, which are settled in the first week of the following year. Additionally, it includes the provision of reward points obtained by distributors and associates for the sale of products and for increasing the network of registered distributors and associates.

Bonuses and other employee benefits

Bonuses and other employee benefits include annual performance bonuses as well as vacation provisions, vacation premium, savings fund, among others.

Professional services fees

Professional services fees includes the fees for services such as external audit, legal, internal audit, among others.